Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of provisions

	January 1,			December 31,
(in thousands of euros)	2021	Additions	Reversals/reclasses	2021
CIR 2013-2015	1,497	—	(1,497)	—
CIR 2017	880	—	(880)	—
Long‑term provisions	2,377	—	(2,377)	—
Payroll taxes 2016-2018	130	51	—	180
Short‑term provisions	130	51	—	180
Total Provisions	2,507	51	(2,377)	180

(in thousands of euros)	January 1, 2022	Additions	Reversals/reclasses	December 31, 2022
Long‑term provisions	—	—	—	—
Payroll taxes 2016-2018	180	—	(180)	—
Short‑term provisions	180	—	(180)	—
Total Provisions	180	—	(180)	—

	January 1,			December 31,
(in thousands of euros)	2023	Additions	Reversals/reclasses	2023
Long‑term provisions	—	—	—	—
Short‑term provisions	—	—	—	—
Total Provisions	—	—	—	—